Derivative Financial Instruments and Fair Value Measurement - Derivatives Recorded at Fair Value in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivatives Assets	$ 334		$ 1,162		$ 0
Derivatives Liabilities	40,264		45,556		67,420
Current [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets	0	[1]	0	[1]
Derivatives Liabilities	297	[1]	634	[1]
Current [Member] | Foreign Currency Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets			0		0
Derivatives Liabilities			634		489
Current [Member] | Commodities Contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets	334	[1]	1,162	[1]	0
Derivatives Liabilities	0	[1]	0	[1]	0
Current [Member] | Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets	0	[1]	0	[1]	0
Derivatives Liabilities	18,486	[1]	18,255	[1]	18,262
Non Current [Member] | Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets	0	[2]	0	[2]	0
Derivatives Liabilities	$ 21,481	[2]	$ 26,667	[2]	$ 48,669

[1]	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in prepaid expenses and other current assets and accounts payable and accrued expenses, respectively, in our unaudited condensed consolidated balance sheets.
[2]	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our unaudited condensed consolidated balance sheets.